COMMITMENTS AND CONTINGENCY - Office Leases Commitment - short term (Details)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Commitment and Contingencies [Line Items]
Total lease payments	¥ 8,776,349		$ 1,359,019
Office Leases Commitment [Member]
Commitment and Contingencies [Line Items]
2022	511,508	$ 79,207
Total lease payments	¥ 511,508	$ 79,207